Cover	Aug. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2025
Entity File Number	001-41051
Entity Registrant Name	BLACKBOXSTOCKS INC.
Entity Central Index Key	0001567900
Entity Tax Identification Number	45-3598066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Address Line Two	Suite 1485
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BLBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false